Annual Total Returns [BarChart] - LVIP SSGA SMID Cap Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2014	(1.40%)
2015	(8.68%)
2016	15.40%
2017	14.16%
2018	(9.14%)
2019	14.56%
2020	13.37%